Third Quarter Report
November 30, 2022 (Unaudited)
Columbia Large Cap Enhanced Core Fund
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Portfolio of Investments
Columbia Large Cap Enhanced Core Fund, November 30, 2022 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 98.7%
Issuer	Shares	Value ($)
Communication Services 7.6%
Diversified Telecommunication Services 0.8%
Verizon Communications, Inc.	76,200	2,970,276
Entertainment 0.9%
Activision Blizzard, Inc.	8,308	614,377
Electronic Arts, Inc.	21,003	2,746,772
Total		3,361,149
Interactive Media & Services 5.2%
Alphabet, Inc., Class A(a)	147,469	14,892,894
Meta Platforms, Inc., Class A(a)	40,309	4,760,493
Total		19,653,387
Media 0.7%
Omnicom Group, Inc.	33,853	2,700,115
Total Communication Services		28,684,927
Consumer Discretionary 10.3%
Automobiles 1.0%
Tesla, Inc.(a)	19,551	3,806,580
Distributors 0.4%
Genuine Parts Co.	7,141	1,309,160
Hotels, Restaurants & Leisure 1.6%
Booking Holdings, Inc.(a)	1,616	3,360,391
Expedia Group, Inc.(a)	24,502	2,617,794
Total		5,978,185
Household Durables 2.0%
Lennar Corp., Class A	33,447	2,937,650
NVR, Inc.(a)	526	2,440,119
PulteGroup, Inc.	47,306	2,118,363
Total		7,496,132
Internet & Direct Marketing Retail 2.0%
Amazon.com, Inc.(a)	79,434	7,668,558
Specialty Retail 3.3%
AutoZone, Inc.(a)	1,004	2,589,316
Best Buy Co., Inc.	11,400	972,420
Home Depot, Inc. (The)	5,551	1,798,468
Lowe’s Companies, Inc.	15,599	3,315,567
Common Stocks (continued)
Issuer	Shares	Value ($)
O’Reilly Automotive, Inc.(a)	2,911	2,516,676
Ulta Beauty, Inc.(a)	2,815	1,308,525
Total		12,500,972
Total Consumer Discretionary		38,759,587
Consumer Staples 6.5%
Beverages 0.4%
Coca-Cola Co. (The)	11,289	718,093
PepsiCo, Inc.	4,989	925,510
Total		1,643,603
Food & Staples Retailing 0.8%
Kroger Co. (The)	58,576	2,881,353
Food Products 1.6%
General Mills, Inc.	35,123	2,995,992
Kraft Heinz Co. (The)	40,751	1,603,552
Tyson Foods, Inc., Class A	22,862	1,515,293
Total		6,114,837
Household Products 1.7%
Procter & Gamble Co. (The)	41,935	6,255,025
Tobacco 2.0%
Altria Group, Inc.	74,945	3,490,938
Philip Morris International, Inc.	40,925	4,078,995
Total		7,569,933
Total Consumer Staples		24,464,751
Energy 4.8%
Oil, Gas & Consumable Fuels 4.8%
Chevron Corp.	12,220	2,240,048
ConocoPhillips Co.	23,571	2,911,254
Exxon Mobil Corp.	63,098	7,025,332
Marathon Petroleum Corp.	24,426	2,975,331
Valero Energy Corp.	22,505	3,007,118
Total		18,159,083
Total Energy		18,159,083
2	Columbia Large Cap Enhanced Core Fund | Third Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Large Cap Enhanced Core Fund, November 30, 2022 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Financials 11.5%
Banks 3.0%
Bank of America Corp.	21,565	816,235
Citigroup, Inc.	70,830	3,428,880
Comerica, Inc.	8,758	628,299
JPMorgan Chase & Co.	14,019	1,937,146
Wells Fargo & Co.	93,940	4,504,423
Total		11,314,983
Capital Markets 2.6%
CME Group, Inc.	16,809	2,966,788
Invesco Ltd.	53,718	1,026,551
Morgan Stanley	40,548	3,773,802
Nasdaq, Inc.	14,384	984,729
State Street Corp.	12,300	979,941
Total		9,731,811
Consumer Finance 1.2%
Capital One Financial Corp.	24,039	2,481,786
Synchrony Financial	55,996	2,104,330
Total		4,586,116
Diversified Financial Services 1.0%
Berkshire Hathaway, Inc., Class B(a)	11,193	3,566,090
Insurance 3.7%
American International Group, Inc.	44,593	2,814,264
Aon PLC, Class A	8,103	2,497,993
Lincoln National Corp.	52,329	2,037,691
Marsh & McLennan Companies, Inc.	19,914	3,448,707
MetLife, Inc.	40,586	3,112,946
Total		13,911,601
Total Financials		43,110,601
Health Care 15.2%
Biotechnology 2.8%
AbbVie, Inc.	28,847	4,649,560
Amgen, Inc.	3,498	1,001,827
Gilead Sciences, Inc.	10,127	889,454
Regeneron Pharmaceuticals, Inc.(a)	2,030	1,525,951
Vertex Pharmaceuticals, Inc.(a)	7,619	2,410,652
Total		10,477,444
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care Equipment & Supplies 2.7%
Abbott Laboratories	40,384	4,344,511
Hologic, Inc.(a)	36,330	2,766,893
Zimmer Biomet Holdings, Inc.	24,205	2,907,020
Total		10,018,424
Health Care Providers & Services 3.9%
Cardinal Health, Inc.	34,564	2,770,996
Centene Corp.(a)	22,009	1,915,883
CVS Health Corp.	35,018	3,567,634
Humana, Inc.	5,724	3,147,628
UnitedHealth Group, Inc.	5,708	3,126,614
Total		14,528,755
Life Sciences Tools & Services 1.2%
Agilent Technologies, Inc.	12,500	1,937,250
IQVIA Holdings, Inc.(a)	12,883	2,808,752
Total		4,746,002
Pharmaceuticals 4.6%
Bristol-Myers Squibb Co.	53,357	4,283,500
Eli Lilly & Co.	4,974	1,845,752
Johnson & Johnson	14,632	2,604,496
Merck & Co., Inc.	6,669	734,390
Pfizer, Inc.	107,118	5,369,825
Viatris, Inc.	230,272	2,539,900
Total		17,377,863
Total Health Care		57,148,488
Industrials 8.6%
Aerospace & Defense 2.6%
General Dynamics Corp.	12,386	3,126,103
Lockheed Martin Corp.	7,853	3,810,197
Textron, Inc.	38,730	2,764,547
Total		9,700,847
Air Freight & Logistics 0.9%
Expeditors International of Washington, Inc.	12,439	1,443,670
United Parcel Service, Inc., Class B	9,290	1,762,592
Total		3,206,262
Airlines 0.1%
Southwest Airlines Co.(a)	14,163	565,245

Columbia Large Cap Enhanced Core Fund | Third Quarter Report 2022	3

Portfolio of Investments   (continued)
Columbia Large Cap Enhanced Core Fund, November 30, 2022 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Building Products 0.7%
Masco Corp.	50,833	2,581,300
Commercial Services & Supplies 1.4%
Cintas Corp.	6,435	2,971,555
Republic Services, Inc.	15,770	2,196,603
Total		5,168,158
Electrical Equipment 0.3%
Emerson Electric Co.	11,732	1,123,574
Industrial Conglomerates 0.8%
3M Co.	22,731	2,863,424
Machinery 1.0%
Fortive Corp.	13,800	932,190
Parker-Hannifin Corp.	9,707	2,901,810
Total		3,834,000
Road & Rail 0.8%
CSX Corp.	93,631	3,060,797
Total Industrials		32,103,607
Information Technology 26.4%
Communications Equipment 1.2%
Cisco Systems, Inc.	92,746	4,611,331
IT Services 3.1%
MasterCard, Inc., Class A	16,419	5,851,732
Visa, Inc., Class A	26,222	5,690,174
Total		11,541,906
Semiconductors & Semiconductor Equipment 4.7%
Advanced Micro Devices, Inc.(a)	51,093	3,966,350
Applied Materials, Inc.	32,282	3,538,107
Enphase Energy, Inc.(a)	2,900	929,711
Lam Research Corp.	6,726	3,177,228
NVIDIA Corp.	12,171	2,059,698
QUALCOMM, Inc.	32,364	4,093,722
Total		17,764,816
Software 9.9%
Adobe, Inc.(a)	12,474	4,302,657
Autodesk, Inc.(a)	11,045	2,230,538
Cadence Design Systems, Inc.(a)	16,353	2,813,370
Fortinet, Inc.(a)	34,011	1,808,025
Common Stocks (continued)
Issuer	Shares	Value ($)
Microsoft Corp.(b)	88,890	22,679,394
Synopsys, Inc.(a)	9,270	3,147,536
Total		36,981,520
Technology Hardware, Storage & Peripherals 7.5%
Apple, Inc.	180,250	26,682,407
HP, Inc.	46,444	1,395,178
Total		28,077,585
Total Information Technology		98,977,158
Materials 2.8%
Chemicals 2.1%
Celanese Corp., Class A	7,123	764,298
CF Industries Holdings, Inc.	22,828	2,469,761
LyondellBasell Industries NV, Class A	26,154	2,223,352
Mosaic Co. (The)	46,588	2,389,964
Total		7,847,375
Metals & Mining 0.7%
Nucor Corp.	18,034	2,704,199
Total Materials		10,551,574
Real Estate 2.4%
Equity Real Estate Investment Trusts (REITS) 2.4%
Host Hotels & Resorts, Inc.	137,930	2,612,394
SBA Communications Corp.	8,547	2,558,117
Simon Property Group, Inc.	13,025	1,555,706
Weyerhaeuser Co.	74,203	2,427,180
Total		9,153,397
Total Real Estate		9,153,397
Utilities 2.6%
Electric Utilities 2.6%
American Electric Power Co., Inc.	30,703	2,972,050
Entergy Corp.	20,016	2,327,260
Evergy, Inc.	29,538	1,748,945
Pinnacle West Capital Corp.	33,217	2,601,556
Total		9,649,811
Total Utilities		9,649,811
Total Common Stocks (Cost $250,998,623)		370,762,984

4	Columbia Large Cap Enhanced Core Fund | Third Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Large Cap Enhanced Core Fund, November 30, 2022 (Unaudited)
Money Market Funds 1.1%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 3.989%(c),(d)	4,318,490	4,316,763
Total Money Market Funds (Cost $4,316,104)		4,316,763
Total Investments in Securities (Cost: $255,314,727)		375,079,747
Other Assets & Liabilities, Net		606,096
Net Assets		375,685,843
At November 30, 2022, securities and/or cash totaling $535,794 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
S&P 500 Index E-mini	27	12/2022	USD	5,509,688	509,396	—
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(c)	The rate shown is the seven-day current annualized yield at November 30, 2022.
(d)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended November 30, 2022 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 3.989%
	10,064,564	75,640,337	(81,389,274)	1,136	4,316,763	(461)	76,930	4,318,490
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Large Cap Enhanced Core Fund | Third Quarter Report 2022	5

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3QT173_02_N01_(01/23)